Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Reserved Shares of Common Stock for Future Issuance

The Company has reserved the following shares of common stock for future issuance, on an as-converted basis, as follows:

	As of December 31, 2019	As of September 30, 2020
Convertible preferred stock	2,617,386	—
Stock options outstanding	1,514,770	1,927,428
Shares available for future grant under the 2020 Equity Incentive Plan	399,737	3,790,279
Shares available for future grant under the Employee Stock Purchase Plan	—	323,000
Common stock warrants	3,310	—
Total	4,535,203	6,040,707

The Company has reserved the following shares of common stock for future issuance, on an as-converted basis, as follows:

	As of December 31,
	2018	2019
Convertible preferred stock	2,617,386	2,617,386
Stock options outstanding	1,263,831	1,514,770
Shares available for future grant	220,675	399,737
Common stock warrants	3,310	3,310
Total	4,105,202	4,535,203